Maturity of Gross Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	₨ 17,418,092.4	$ 211,924.7	₨ 14,409,544.0
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	5,911,512.1	71,925.0	5,099,009.3
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	11,506,580.3	139,999.7	₨ 9,310,534.7
Gross Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	4,653,956.6
Over one year through five years	10,363,636.9
Over five years	2,400,498.9
Total gross loans	17,418,092.4	211,924.7
Gross Loans | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	1,790,721.1
Over one year through five years	2,966,781.3
Over five years	1,154,009.7
Total gross loans	5,911,512.1	71,925.0
Gross Loans | Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	2,863,235.5
Over one year through five years	7,396,855.6
Over five years	1,246,489.2
Total gross loans	₨ 11,506,580.3	$ 139,999.7